RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK	1000 Woodbury Rd.
Woodbury, NY 11797
Tel.: (770) 980-5386

Voya Financial

March 15, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Rule 24f-2 Notice on Form 24F-2
ReliaStar Life Insurance Company of New York
Variable Annuity Funds D E F G H & I
Securities Act File Nos.: 002-53950
Investment Company Act File No. 811-02580
CIK: 0000009738

Dear Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the above-referenced registrant pursuant to Rule 24f-2 under the Investment Company Act of 1940 is the Registrant's Form 24F-2. Computation of the filing fee resulted in $0 being due. As a result, no filing fee was sent to US Bank.

If you have questions or comments, concerning the foregoing or the enclosed, please contact the undersigned at (770) 980-5386.

Sincerely,

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
VARIABLE ANNUITY FUNDS D E F G H & I

By	/s/ Joseph Horan
Vice President and Deputy Corporate Controller

Form 24F-2
RNYOE
12/31/15

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE	OMB Number: 3235-0456
COMMISSION	Expires:	December 31, 2015
Washington, D.C. 20549	Estimated average burden
hours per response . . . . . . . 2
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
ReliaStar Life Insurance Company of
NewYork Variable Annuity
Funds D E F G H & I
1000 Woodbury Road
Woodbury, NY 11797

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

☒

3. Investment Company Act File Number:

811-02580

Securities Act File Number:

002-53950

4(a). Last day of fiscal year for which this Form is filed:

December 31, 2015

4(b). ☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ☐ Check box if this is the last time the issuer will be filing this Form.

Form 24F-2
RNYOE
12/31/15

5.	Calculation of registration fee:
	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$808,859
	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,763,390
	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$17,035,212
	(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:		$(18,798,602)
	(v) Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$—
	(vi) Redemption credits available for use in future years $ - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(17,989,743)
	(vii) Multiplier for determining registration fee (See Instruction C.9):	x	0.0001007
	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):		$—

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year
(see Instruction D):

+$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$0

9. Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

N/A
Method of Delivery:
☐ Wire Transfer
☐ Mail or other means

Form 24F-2
RNYOE
12/31/15

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Joseph Horan
Vice President and Deputy Corporate Controller
Date	March 15, 2016

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